UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2000
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn            Atlanta, Georgia             11/13/00
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         158
                                             -------------------------

Form 13F Information Table Value Total:      $  201,327
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER         TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       --------------           CLASS      CUSIP      (x$1,000)   PRN  AMT  PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
Abaxis Inc                      COM      002567105      195        33900    SH             SOLE                 33900
ABM Inds Inc                    COM      000957100      937        34450    SH             SOLE                 34450
ACME Metals                     COM      004724100       11        61700    SH             SOLE                 61700
Adaptec Inc                     COM      00651F108     2153       107660    SH             SOLE                107660
Agribiotech Inc Nev             COM      008494106        0        27000    SH             SOLE                 27000
Alcoa Inc                       COM      013817101      531        20962    SH             SOLE                 20962
AMBAC, Inc.                     COM      023139108      976        13325    SH             SOLE                 13325
Ametek                          COM      031100100     2182       103000    SH             SOLE                103000
Amgen, Inc.                     COM      031162100      370         5300    SH             SOLE                  5300
Anchor Gaming                   COM      033037102     3015        37900    SH             SOLE                 37900
Anheuser-Busch Cos.             COM      035229103     2612        61728    SH             SOLE                 61728
APW Ltd.                        COM      G04397108      362         7417    SH             SOLE                  7417
Arrow Intl Inc                  COM      042764100      963        26470    SH             SOLE                 26470
Arvinmeritor Inc                COM      043353101     1050        71478    SH             SOLE                 71478
Ashland Inc.                    COM      044204105     1514        44931    SH             SOLE                 44931
Axa Financial Inc               COM      002451102     1057        20750    SH             SOLE                 20750
Ball Corp                       COM      058498106     2010        63425    SH             SOLE                 63425
BB&T Corp                       COM      054937107      395        13118    SH             SOLE                 13118
Bear Stearns                    COM      073902108     1939        30776    SH             SOLE                 30776
Biomatrix Inc                   COM      09060P102     1680        95997    SH             SOLE                 95997
Boeing Co.                      COM      097023105     3831        60804    SH             SOLE                 60804
Bowne & Co.                     COM      103043105      224        23000    SH             SOLE                 23000
Briggs & Stratton Corp          COM      109043109     1679        44400    SH             SOLE                 44400
Butler Mfg Co                   COM      123655102      204         8900    SH             SOLE                  8900
Carlisle Cos Inc                COM      142339100      411         9900    SH             SOLE                  9900
Caterpillar Inc                 COM      149123101     2527        74885    SH             SOLE                 74885
Centex Constrctn Prods          COM      15231R109      692        27900    SH             SOLE                 27900
Clarcor Inc                     COM      179895107      875        44875    SH             SOLE                 44875
Coca Cola Co.                   COM      191216100      252         4577    SH             SOLE                  4577
Comerica Inc.                   COM      200340107     2001        34249    SH             SOLE                 34249
Compaq Computer Corp.           COM      204493100     1255        45489    SH             SOLE                 45489
Constellation Brands            COM      21036P108     2052        37783    SH             SOLE                 37783
Correctional Services Corp      COM      219921103       54        14000    SH             SOLE                 14000
Countrywide Credit              COM      222372104     1163        30807    SH             SOLE                 30807
Crane Co.                       COM      224399105     1145        50047    SH             SOLE                 50047
Cree Inc                        COM      225447101      244         2100    SH             SOLE                  2100
Dain Rauscher Corp              COM      233856103     2028        21808    SH             SOLE                 21808
Deucalion Research Inc.         COM      251468104        0       115000    SH             SOLE                115000
Dexterity Surgical Inc          COM      252368105       19        46000    SH             SOLE                 46000
DTE Energy Co.                  COM      233331107     1580        41300    SH             SOLE                 41300
Duke Energy Corp                COM      264399106      208         2425    SH             SOLE                  2425
Eaton Corp.                     COM      278058102     1689        27400    SH             SOLE                 27400
Edwards, AG Inc                 COM      281760108     1420        27144    SH             SOLE                 27144
EI Dupont                       COM      263534109      274         6620    SH             SOLE                  6620
Enesco Group Inc                COM      292973104      219        37300    SH             SOLE                 37300
Exxon Mobile Corp               COM      30231g102      671         7533    SH             SOLE                  7533
Ezcony Interamerica             COM      G3287M102       10        20100    SH             SOLE                 20100
F M C Corp.                     COM      302491303     1107        16500    SH             SOLE                 16500
Fedders Corp.                   COM      313135105     1165       300700    SH             SOLE                300700
First Union                     COM      337358105     1863        57881    SH             SOLE                 57881
FirstEnergy Corp                COM      337932107     3515       130483    SH             SOLE                130483
Flowserve Corp.                 COM      34354P105      908        55250    SH             SOLE                 55250
Fluor Corp                      COM      343861100     1046        34850    SH             SOLE                 34850
Footstar Inc                    COM      344912100      640        19792    SH             SOLE                 19792
Ford Motor Co.                  COM      345370100     2693       106374    SH             SOLE                106374
GenCorp                         COM      368682100      536        66000    SH             SOLE                 66000
General Electric                COM      369604103      622        10776    SH             SOLE                 10776
General Motors                  COM      370442105     1648        25348    SH             SOLE                 25348
Gentner Commun                  COM      37245J105      254        20600    SH             SOLE                 20600
Glatfelter Co., P.H.            COM      377316104      207        17050    SH             SOLE                 17050
Goodrich BF Co                  COM      382388106     2898        73940    SH             SOLE                 73940
Gtech Holdings Corp             COM      400518106      674        40700    SH             SOLE                 40700
Harland John H. Co.             COM      412693103     1057        69000    SH             SOLE                 69000
Harman Intl Inds                COM      413086109     1407        35994    SH             SOLE                 35994
Hasbro, Inc.                    COM      418056107      523        45750    SH             SOLE                 45750
Haverty Furniture Inc           COM      419596101     1264       115528    SH             SOLE                115528
Health Mgmt Sys Inc             COM      42219M100      542       271205    SH             SOLE                271205
HealthSouth Corp.               COM      421924101     2850       350720    SH             SOLE                350720
Hewlett Packard                 COM      428236103      206         2125    SH             SOLE                  2125
Home Depot                      COM      437076102      355         6693    SH             SOLE                  6693
IBM                             COM      459200101      203         1800    SH             SOLE                  1800
IBP, Inc.                       COM      449223106     1213        66250    SH             SOLE                 66250
ICN Pharmaceutical              COM      448924100     3744       112605    SH             SOLE                112605
Informix Software               COM      456779107     2253       546110    SH             SOLE                546110
Innerdyne Inc                   COM      45764D102      182        26000    SH             SOLE                 26000
Intel Corp.                     COM      458140100      341         8200    SH             SOLE                  8200
International Paper             COM      460146103      857        29867    SH             SOLE                 29867
Interpore Intl                  COM      46062W107      106        14164    SH             SOLE                 14164
ITT Educational Svcs            COM      45068B109     3358       123809    SH             SOLE                123809
ITT Industries Inc.             COM      450911102     2617        80674    SH             SOLE                 80674
Johnson & Johnson               COM      478160104      275         2925    SH             SOLE                  2925
Johnson Controls Inc            COM      478366107     3505        65905    SH             SOLE                 65905
Jones Apparel Group Inc         COM      480074103     1592        60091    SH             SOLE                 60091
K Mart Corp.                    COM      482584109     1912       318690    SH             SOLE                318690
Kaman Corp. Cl. A               COM      483548103      604        47845    SH             SOLE                 47845
Kellwood Co.                    COM      488044108     1572        86150    SH             SOLE                 86150
Key Corp.                       COM      493267108      762        30106    SH             SOLE                 30106
Key Energy Group Inc.           COM      492914106      162        16500    SH             SOLE                 16500
Kimberly Clark                  COM      494368103     2859        51220    SH             SOLE                 51220
Lafarge Corp.                   COM      505862102      461        21175    SH             SOLE                 21175
Laser Vision Ctrs Inc           COM      51807H100       56        12800    SH             SOLE                 12800
Lincare Holdings Inc            COM      532791100     1706        59460    SH             SOLE                 59460
Lincoln National Corp.          COM      534187109     1110        23060    SH             SOLE                 23060
Lucent Tech                     COM      549463107     3420       111908    SH             SOLE                111908
Mallinckrodt Inc New            COM      561232109     4033        88390    SH             SOLE                 88390
Manitowoc Inc.                  COM      563571108      968        50302    SH             SOLE                 50302
Maytag Corp.                    COM      578592107     3346       107710    SH             SOLE                107710
McCormick & Co                  COM      579780206     1228        41290    SH             SOLE                 41290
Media Arts Group Inc            COM      58439C102       41        12000    SH             SOLE                 12000
Merck & Company                 COM      589331107      885        11883    SH             SOLE                 11883
Merrill Lynch & Co.             COM      590188108     2122        32150    SH             SOLE                 32150
Misonix Inc.                    COM      604871103      113        12500    SH             SOLE                 12500
Moog Inc CL A                   COM      615394202     1262        41885    SH             SOLE                 41885
Morgan Stanley Dean Witter Dis  COM      617446448      696         7614    SH             SOLE                  7614
Morgan, JP & Co.                COM      616880100     2132        13051    SH             SOLE                 13051
National Comm Bancorp           COM      635449101      369        18491    SH             SOLE                 18491
National Service Industries, I  COM      637657107     3186       162880    SH             SOLE                162880
Navidec                         COM      63934Q101       78        10000    SH             SOLE                 10000
New Frontier Media Inc          COM      644398109       62        17000    SH             SOLE                 17000
Norsk Hydro AS Sponsored ADR    COM      656531605     1338        31625    SH             SOLE                 31625
NPC Intl                        COM      629360306     1724       176283    SH             SOLE                176283
Orthodontic Ctrs of Amer        COM      68750P103     1851        55562    SH             SOLE                 55562
Paccar Inc.                     COM      693718108     1780        48032    SH             SOLE                 48032
Pacific Century Fincl Corp      COM      694058108      879        51350    SH             SOLE                 51350
Pfizer, Inc.                    COM      717081103     1033        22981    SH             SOLE                 22981
Phelps Dodge Corp.              COM      717265102      845        20250    SH             SOLE                 20250
Polaris Inds Inc                COM      731068102     3644       103374    SH             SOLE                103374
Polymedica Corp                 COM      731738100      204         4750    SH             SOLE                  4750
PPG Industries Inc.             COM      693506107     1937        48810    SH             SOLE                 48810
Quaker Chem Corp                COM      747316107      614        36090    SH             SOLE                 36090
Quanex corp                     COM      747620102      294        15400    SH             SOLE                 15400
Ralcorp Holdings                COM      751028101      766        54250    SH             SOLE                 54250
Regis Corp Minn                 COM      758932107     1690       112645    SH             SOLE                112645
RehabCare Group Inc             COM      759148109      289         6800    SH             SOLE                  6800
Reliant Energy                  COM      75952j108     4432        95320    SH             SOLE                 95320
Repsol - YPF ADR                COM      76026T205     1844       100710    SH             SOLE                100710
Rockwell International          COM      773903109     1689        55830    SH             SOLE                 55830
Salton Inc.                     COM      795757103      420        13000    SH             SOLE                 13000
Sara Lee Corp.                  COM      803111103     4652       229025    SH             SOLE                229025
SBC Comm Inc                    COM      78387G103      235         4708    SH             SOLE                  4708
Schwab Charles Corp             COM      808513105      211         5955    SH             SOLE                  5955
Sento Corp                      COM      816918106       60        15000    SH             SOLE                 15000
Soligen Tech Inc Ec Com         COM      83423G109       31       114000    SH             SOLE                114000
Southdown, Inc.                 COM      841297104     4539        63706    SH             SOLE                 63706
Springs Industries              COM      851783100      464        16467    SH             SOLE                 16467
Sprint Corp PCS Ser 1           COM      852061506      706        20132    SH             SOLE                 20132
Standex International Corp.     COM      854231107     1278        66189    SH             SOLE                 66189
Superior Industries Intl.       COM      868168105      611        20350    SH             SOLE                 20350
TBC Corp                        COM      872180104      702       143899    SH             SOLE                143899
Telefonos de Mexico             COM      879403780     2255        42396    SH             SOLE                 42396
Tenet Healthcare Corp           COM      88033G100     2519        69250    SH             SOLE                 69250
Timken Co.                      COM      887389104      376        27500    SH             SOLE                 27500
Toll Brothers Inc.              COM      889478103     2558        74428    SH             SOLE                 74428
Toro Co.                        COM      891092108      839        26640    SH             SOLE                 26640
Total Research                  COM      891511107       81        23000    SH             SOLE                 23000
TRW Inc                         COM      872649108     2523        62105    SH             SOLE                 62105
Tyco Intl Ltd                   COM      902124106     4312        83119    SH             SOLE                 83119
U S Home & Garden               COM      902939107       23        12400    SH             SOLE                 12400
Unifirst Corp Mass              COM      904708104      188        18750    SH             SOLE                 18750
Union Carbide Corp.             COM      905581104      858        22725    SH             SOLE                 22725
Universal Corporation           COM      913456109      572        19475    SH             SOLE                 19475
USA Education                   COM      90390u102     3703        76842    SH             SOLE                 76842
VF Corp.                        COM      918204108     2265        91739    SH             SOLE                 91739
Vulcan Material Company         COM      929160109      628        15630    SH             SOLE                 15630
Wachovia Corp.                  COM      929771103     1411        24890    SH             SOLE                 24890
Washington Fed Inc              COM      938824109     1266        55662    SH             SOLE                 55662
WPI Group Inc                   COM      92930K107        0        11200    SH             SOLE                 11200
Xeta Tech                       COM      983909102      143        12000    SH             SOLE                 12000

REPORT SUMMARY:            158 DATA RECORDS        $201,327                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

